Long Term Loans From Banks and Others - Schedule of Long Term Loans From Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans	$ 126,870
Current maturities	58,561
Long-term loans net of current maturities	$ 126,870	$ 115,225
NIS (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Currency	NIS (Unlinked)
Long-term loans	$ 106,079
Current maturities	$ 48,341
NIS (Unlinked) [Member] | Bottom of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	1.90%
NIS (Unlinked) [Member] | Top of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	8.40%
USD (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Currency	USD (Unlinked)
Long-term loans	$ 20,791
Current maturities	$ 10,220
USD (Unlinked) [Member] | Bottom of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	6.50%
USD (Unlinked) [Member] | Top of range [member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate %	6.60%
Long-term loans [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans net of current maturities	$ 68,309	62,733
Long-term loans [Member] | NIS (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans net of current maturities	57,738	60,680
Long-term loans [Member] | USD (Unlinked) [Member]
Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term loans net of current maturities	$ 10,571	$ 2,053